Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entity
Schedule of variable interest entities

The following assets and liabilities of the consolidated VIE were included in the accompanying consolidated financial statements of the Company as of December 31, 2019 and 2018 after elimination of intercompany balances:

	December 31, 2019	December 31, 2018
Current assets
Cash and cash equivalents	$70,420	$33,638
Restricted cash	205,520	2,121,377
Accounts receivable, net	795,240	2,033,535
Prepaid taxes	894,051	936,579
Inventories, net	239,222	1,205,280
Advances to suppliers, net	93,241	14,655
Prepaid expenses and other receivables, net	73,378	70,074
Total Current Assets	2,371,072	6,415,138

Non-current assets
Property, plant and equipment, net	1,139,398	1,388,749
Manufacturing rebate receivable	7,746,116	9,795,512
Intangible assets, net	12,764,272	15,056,810
Goodwill	—	8,861,361
Total Assets	$24,020,858	$41,517,570

Current liabilities
Bank acceptance notes payable	$205,520	$2,121,377
Accounts payable	1,165,718	1,878,713
Customer deposits	113,657	35,749
Taxes payable	—	13,703
Due to related parties	943,584	1,233,155
Accrued liabilities and other payables	442,280	614,150
Total Current Liabilities	2,870,759	5,896,847
Non-current liabilities
Deferred tax liability	1,784,875	2,053,512
Total Liabilities	$4,655,634	$7,950,359